General and Administrative Expenses (Schedule of Composition of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of general and administrative expenses [Abstract]
Salaries and related expenses	₪ 81	₪ 124	₪ 123
Depreciation and amortization	108	110	118
Rent and maintenance	46	51	55
Data processing and professional services	34	36	39
Allowance for doubtful accounts	37	46	33
Other	54	59	52
General and administrative expenses	₪ 360	₪ 426	₪ 420